ADVANCE FROM CUSTOMERS, DEFERRED REVENUE AND DEFERRED INCOME	12 Months Ended
Dec. 31, 2017
DEFERRED REVENUE AND DEFERRED INCOME [Abstract]
DEFERRED REVENUE AND DEFERRED INCOME
13.	ADVANCE FROM CUSTOMERS, DEFERRED REVENUE AND DEFERRED INCOME

Deferred revenue and deferred income consists of the following:

	As of December 31,
	2016	2017

Current:
Advance from customers	857	1,078
Reimbursements to expenses incurred from Deutsche Bank Trust Company Americas	173	-
Deferred revenue for SI service contracts with remaining PCS period within one year	16	315
Unconsumed virtual currency balance estimated to be consumed within one year	336	133

	1,382	1,526
Non-current:
Deferred revenue for SI service contracts with remaining PCS period longer than one year	6	9
Unconsumed virtual currency balance estimated to be consumed longer than one year	119	239

	125	248

Total	$1,507	$1,774